A Message To Our Contract Owners:

We are pleased to forward this combined Annual Report of the segment of Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") pertaining to Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) (the "Segment"), and the MML Series Investment Fund ("MML Trust"). These reports are for the year ended December 31, 1997.

The Annual Report for the Segment begins on page 3. The Segment has net assets of $423,469,806 as of December 31, 1997. Net asset values per accumulation unit for the MML Equity, MML Money Market, MML Managed Bond and MML Blend Divisions of the Segment as of December 31, 1997 are shown in detail in the table on page 3.

The Annual Report for the MML Trust begins on page 12. This report contains a detailed description of the financial results of four series of the MML Trust - MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund for the year ended December 31, 1997.

We appreciate the interest and confidence you have shown in Separate Account 1.

                       MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

                       /s/ Thomas B. Wheeler

                       Thomas B. Wheeler
                       Chairman and Chief Executive Officer

February 3, 1998

Table of Contents

Massachusetts Mutual Variable Annuity Separate Account 1
  Statement of Assets and Liabilities as of December 31, 1997 .........................       3
  Statement of Operations For the Year Ended December 31, 1997 ........................       4
  Statement of Changes in Net Assets For the Years Ended December 31, 1997 and 1996 ...       5
  Notes to Financial Statements .......................................................    6-10
  Report of Independent Accountants ...................................................      11

MML Series Investment Fund
  To Our Shareholders .................................................................   12-17
  Statement of Assets and Liabilities as of December 31, 1997 .........................      18
  Statement of Operations For the Year Ended December 31, 1997 ........................      19
  Statement of Changes in Net Assets For the Years Ended December 31, 1997 and 1996 ...      20
  Financial Highlights ................................................................   21-23
  Schedule of Investments as of December 31, 1997
   MML Equity Fund ....................................................................   24-25
   MML Money Market Fund ..............................................................      26
   MML Managed Bond Fund ..............................................................   27-29
   MML Blend Fund .....................................................................   30-35
  Notes to Financial Statements .......................................................   36-38
  Report of Independent Accountants ...................................................      39

Massachusetts Mutual Variable Annuity Separate Account 1 --
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1997

                                                                                          MML              MML
                                                                         MML             Money           Managed            MML
                                                                        Equity           Market            Bond            Blend
                                                                       Division         Division         Division         Division
                                                                     ------------     ------------     ------------     ------------
ASSETS
Investment in the MML Series Investment Fund
 Number of shares (Note 2)                                              3,784,739       11,909,264        1,071,888        9,863,504
                                                                     ============     ============     ============     ============
 Identified cost (Note 3B)                                           $ 76,564,043     $ 11,909,264     $ 13,033,510     $172,894,094
                                                                     ============     ============     ============     ============
 Value (Note 3A)                                                     $134,143,049     $ 11,909,264     $ 13,301,024     $237,509,035
Dividends receivable                                                   10,816,148           53,153          213,865       17,804,519
Receivable from Massachusetts Mutual Life Insurance Company
Receivable for accumulation units sold                                      2,995              378              404            5,305
Other assets                                                                1,367              367              124            2,657
                                                                     ------------     ------------     ------------     ------------
  Total assets                                                        144,963,559       11,963,162       13,515,417      255,321,516

LIABILITIES
Redemptions pending settlement                                            874,508                0           65,242           58,579
Annuitant mortality fluctuation reserve (Note 3D)                          11,285            2,411            3,409           14,428
Payable to Massachusetts Mutual Life Insurance Company                    441,669           34,869           41,515          745,933
                                                                     ------------     ------------     ------------     ------------
  Total liabilities                                                     1,327,462           37,280          110,166          818,940
                                                                     ------------     ------------     ------------     ------------
NET ASSETS                                                           $143,636,097     $ 11,925,882     $ 13,405,251     $254,502,576
                                                                     ============     ============     ============     ============

Net Assets:
Accumulation units--Value                                            $143,259,942     $ 11,845,521     $ 13,291,612     $254,021,652
Annuity reserves (Note 3E)                                                376,155           80,361          113,639          480,924
                                                                     ------------     ------------     ------------     ------------
  Net assets                                                         $143,636,097     $ 11,925,882     $ 13,405,251     $254,502,576
                                                                     ============     ============     ============     ============

Contractowners accumulation units (Note 8)                             14,146,907        5,237,439        3,561,780       50,707,228
                                                                     ============     ============     ============     ============

NET ASSET VALUE PER ACCUMULATION UNIT
Variable Annuity Fund 4 Contracts
 December 31, 1997                                                   $      10.86     $       2.55     $       4.29     $       5.36
 December 31, 1996                                                           8.51             2.45             3.93             4.47
 December 31, 1995                                                           7.12             2.34             3.84             3.95
 December 31, 1994                                                           5.47             2.24             3.24             3.23
 December 31, 1993                                                           5.29             2.17             3.39             3.17

Flex Annuity IV Contracts
 December 31, 1997                                                   $      10.05     $       2.20     $       3.65     $       4.99
 December 31, 1996                                                           7.91             2.11             3.37             4.18
 December 31, 1995                                                           6.66             2.04             3.30             3.71
 December 31, 1994                                                           5.14             1.95             2.80             3.05
 December 31, 1993                                                           5.00             1.90             2.95             3.01


                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 --
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF OPERATIONS
For The Year Ended December 31, 1997

                                                                                                MML            MML
                                                                                  MML          Money         Managed         MML
                                                                                 Equity        Market         Bond          Blend
                                                                                Division      Division       Division      Division
                                                                               -----------   -----------   -----------   -----------
Investment income
Dividends (Note 3B)                                                            $10,817,812   $   614,711   $   895,518   $24,230,285

Expenses
Mortality and expense risk fees and administrative expenses (Note 4)             1,647,686       137,494       164,448     3,027,056
                                                                               -----------   -----------   -----------   -----------

Net investment income (Note 3C)                                                  9,170,126       477,217       731,070    21,203,229
                                                                               -----------   -----------   -----------   -----------

Net realized and unrealized gain (loss) on investments
Net realized gain on investments (Notes 3B, 3C and 7)                           11,189,116          --          94,985    15,516,402
Change in net unrealized appreciation/depreciation of investments               12,290,703          --         316,741     7,373,762
                                                                               -----------   -----------   -----------   -----------
Net gain on investments                                                         23,479,819          --         411,726    22,890,164
                                                                               -----------   -----------   -----------   -----------
Net increase in net assets resulting from operations                           $32,649,945   $   477,217   $ 1,142,796   $44,093,393
                                                                               ===========   ===========   ===========   ===========




                       See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1 --
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

STATEMENT OF CHANGES IN NET ASSETS
For The Years Ended December 31, 1997 and 1996

                                                                 1997
                                   ----------------------------------------------------------------
                                                         MML              MML
                                        MML             Money           Managed           MML
                                      Equity           Market            Bond            Blend
                                     Division         Division         Division         Division
                                   -------------    -------------    -------------    -------------
Increase (decrease) in net
assets
Operations:
  Net investment income            $   9,170,126    $     477,217    $     731,070    $  21,203,229
  Net realized gain
    on investments                    11,189,116             --             94,985       15,516,402
Change in net unrealized
  appreciation/depreciation
  of investments                      12,290,703             --            316,741        7,379,762
                                   -------------    -------------    -------------    -------------
Net increase in net assets
  resulting from operations           32,649,945          477,217        1,142,796       44,093,393
                                   -------------    -------------    -------------    -------------
Capital transactions: (Note 8)
  Net contract payments (Note 6)       3,001,622          494,755          265,014        6,144,790
  Withdrawal of funds                (18,454,626)      (4,005,052)      (2,012,392)     (32,691,847)
  Payment of accumulation unit
    value fluctuation                   (151,405)          (7,987)         (11,044)         (55,938)
  Net charge (credit) to
   annuitant mortality fluctuation
   reserve (Note 3D)                       5,582            1,201            7,629            8,245
  Annuity benefit payments               (30,566)          (8,972)         (12,113)         (40,838)
  Withdrawal due to administrative
    charges and contingent deferred
    sales charges (Note 6)              (169,948)         (20,592)         (22,076)        (397,954)
  Divisional transfers                 1,518,854        2,329,197         (755,323)      (3,092,728)
                                   -------------    -------------    -------------    -------------
  Net decrease in net assets
    assets resulting from capital
    transactions                     (14,280,487)      (1,217,450)      (2,540,305)     (30,126,270)
                                   -------------    -------------    -------------    -------------
Total increase (decrease)             18,369,458         (740,233)      (1,397,509)      13,967,123

NET ASSETS, at beginning
  of the year                        125,266,639       12,666,115       14,802,760      240,535,453
                                   -------------    -------------    -------------    -------------
NET ASSETS, at end
  of the year                      $ 143,636,097    $  11,925,882    $  13,405,251    $ 254,502,576
                                   =============    =============    =============    =============
                                                                  1996
                                     ----------------------------------------------------------------
                                                          MML              MML
                                         MML             Money           Managed            MML
                                        Equity           Market            Bond            Blend
                                       Division         Division         Division         Division
                                     -------------    -------------    -------------    -------------
Increase (decrease) in net
assets
Operations:
  Net investment income              $   4,151,951    $     482,017    $     794,853    $  11,835,481
  Net realized gain
    on investments                       5,420,157             --            214,016       10,879,672
Change in net unrealized
  appreciation/depreciation
  of investments                        11,000,776             --           (734,475)       5,725,613
                                     -------------    -------------    -------------    -------------
Net increase in net assets
  resulting from operations             20,572,884          482,017          274,394       28,440,766
                                     -------------    -------------    -------------    -------------
Capital transactions: (Note 8)
  Net contract payments (Note 6)         2,803,471        1,167,659          342,621        7,052,941
  Withdrawal of funds                  (12,383,283)      (3,058,432)      (2,219,804)     (34,435,533)
  Payment of accumulation unit
    value fluctuation                      (40,371)          (6,348)          (3,204)        (164,050)
  Net charge (credit) to
    annuitant mortality fluctuation
    reserve (Note 3D)                        1,916           (3,240)           1,707              859
  Annuity benefit payments                 (24,127)          (8,874)         (11,536)         (32,671)
  Withdrawal due to administrative
    charges and contingent deferred
    sales charges (Note 6)                (182,949)         (24,475)         (26,842)        (454,750)
  Divisional transfers                   1,963,353          527,987         (398,408)      (2,092,932)
                                     -------------    -------------    -------------    -------------
  Net decrease in net assets
    assets resulting from capital
    transactions                        (7,861,990)      (1,405,723)      (2,315,466)     (30,126,136)
                                     -------------    -------------    -------------    -------------
Total increase (decrease)               12,710,894         (923,706)      (2,041,072)      (1,685,370)

NET ASSETS, at beginning
  of the year                          112,555,745       13,589,821       16,843,832      242,220,823
                                     -------------    -------------    -------------    -------------
NET ASSETS, at end
  of the year                        $ 125,266,639    $  12,666,115    $  14,802,760    $ 240,535,453
                                     =============    =============    =============    =============

                      See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 1--
Variable Annuity Fund 4 and Flex-Annuity IV (Qualified)

Notes To Financial Statements

1.   HISTORY

     Massachusetts Mutual Variable Annuity Separate Account 1 ("Separate Account 1") is a separate investment account established on April 8, 1981 by Massachusetts Mutual Life Insurance Company ("MassMutual"). Separate Account 1 operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 and the rules promulgated thereunder.

     MassMutual maintains three segments within Separate Account 1. The segments are Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified). These notes and the financial statements presented herein, with the exception of Note 9, describe and consist only of the Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) segments (the "Segment").

 2.  INVESTMENT OF THE SEGMENT'S ASSETS

     The Variable Annuity Fund 4 and the Flex-Annuity IV (Qualified) segments each have four divisions. The MML Equity Division invests in shares of MML Equity Fund, the MML Money Market Division invests in shares of MML Money Market Fund, the MML Managed Bond Division invests in shares of MML Managed Bond Fund and the MML Blend Division invests in shares of MML Blend Fund.

     MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are four series of shares of MML Series Investment Fund (the "MML Trust"). The MML Trust is a registered, no-load, open-end, management investment company for which MassMutual serves as investment manager. Concert Capital Management, Inc. ("Concert") served as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund from 1993-1996. Concert merged with and into David L. Babson and Company, Inc. ("Babson") effective December 31, 1996. At such time, both Concert and Babson were wholly-owned subsidiaries of DLB Acquisition Corporation, which is a controlled subsidiary of MassMutual. Thus, effective January 1, 1997, Babson serves as the investment sub-adviser to MML Equity Fund and the Equity Sector of the MML Blend Fund.

 3.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed consistently by the Segment in preparation of the financial statements in conformity with generally accepted accounting principles.

     A.  Investment Valuation

     Investments in MML Equity Fund, MML Money Market Fund, MML Managed Bond Fund and MML Blend Fund are each stated at market value which is the net asset value of each of the respective funds.

     B.  Accounting For Investments

     Investment transactions are accounted for on trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income is recorded on the ex-dividend date.

     C.  Federal Income Taxes

     Operations of the Segment form a part of the total operations of MassMutual, and the Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. The Segment will not be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on investment income and realized capital gains attributable to Contracts which depend on the Segment's investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Segment.

     D.  Annuitant Mortality Fluctuation Reserve

     The Segment maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is increased quarterly for mortality gains and its proportionate share of any increases in value. The reserve is charged quarterly for mortality losses and its proportionate share of any decreases in value. Transfers to or from MassMutual are then made quarterly to adjust the Segments. Net transfers from MassMutual to the Segments totaled $31,303 and $4,324 for the years ended December 31, 1997 and 1996 respectively. The reserve is subject to a maximum of 3% of the Segment's annuity reserves. Any mortality losses in excess of this reserve will be assumed by MassMutual. The reserve is not available to owners of Contracts except to the extent necessary to cover mortality losses under the Contracts.

     E.  Annuity Reserves

     Annuity reserves are developed by using accepted actuarial methods and are computed using the 1971 Individual Annuity Mortality Table, as modified.

     F.  Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

 4.  CHARGES FOR MORTALITY AND EXPENSE RISKS

     A.  Variable Annuity Fund 4 Contracts

     Currently, daily charges for mortality and expense risks assumed by MassMutual are made which are equivalent on an annual basis to 0.730% of the value of the Variable Annuity Fund 4 Contracts. Effective on January 1 of any year after the first Contract year, the daily charge made for the assumption of mortality and expense risks will be as determined by MassMutual, but in no event will such charge be at an annual rate of more than 1.2045% of the value of the Variable Annuity Fund 4 Contracts.

     B.  Flex-Annuity IV (Qualified) Contracts

     Daily charges for mortality and expense risks assumed by MassMutual are made which are equivalent on an annual basis to 1.25% of the value of the Flex-Annuity IV Contracts.

5. DISTRIBUTION AGREEMENT

   MML Investors Services, Inc. ("MMLISI"), a wholly-owned subsidiary of MassMutual, serves as the principal underwriter of the contracts. MMLISI is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

   Pursuant to the underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the contracts are paid by MassMutual on behalf of MMLISI. MMLISI also receives compensation for its activities as underwriter of the contracts.

6. CHARGES/DEDUCTIONS FOR ADMINISTRATIVE CHARGES, CONTINGENT DEFERRED SALES CHARGES AND PREMIUM TAXES



                                                                                                 MML            MML
                                                                                  MML           Money         Managed        MML
   For The Year Ended                                                           Equity         Market          Bond         Blend
   December 31, 1997                                                           Division       Division       Division      Division
   -----------------                                                         -----------    -----------    -----------    ----------
   Gross contract payments                                                   $ 3,011,071    $   496,555    $   266,245   $ 6,154,432
   Less deductions for administrative and sales expenses and
    premium taxes under Variable Annuity Fund 4 Contracts                          7,601          1,498          1,072         5,762
   Less deductions for premium taxes under Flex-Annuity IV Contracts               1,848            302            159         3,880
                                                                             -----------    -----------    -----------   -----------
   Net contract payments                                                     $ 3,001,622    $   494,755    $   265,014   $ 6,144,790
                                                                             ===========    ===========    ===========   ===========
   Administrative and contingent deferred sales
    changes under Flex-Annuity IV Contracts                                  $   169,948    $    20,592    $    22,076   $   397,954
                                                                             ===========    ===========    ===========   ===========

                                                                                                 MML            MML
                                                                                  MML           Money         Managed        MML
   For The Year Ended                                                           Equity         Market          Bond         Blend
   December 31, 1996                                                           Division       Division       Division      Division
   ------------------                                                        -----------    -----------    -----------   -----------
   Gross contract payments                                                   $ 2,808,491    $ 1,182,904    $   344,082   $ 7,067,956
   Less deductions for administrative and sales expenses and
    preminum taxes under Variable Annuity Fund 4 Contracts                         3,573         14,728          1,290        11,391
   Less deductons for premium taxes under Flex-Annuity IV Contracts                1,447            517            171         3,624
                                                                             -----------    -----------    -----------   -----------
   Net contract payments                                                     $ 2,803,471    $ 1,167,659    $   342,621   $ 7,052,941
                                                                             ===========    ===========    ===========   ===========
   Administrative and contingent deferred sales
    charges under Flex-Annuity IV Contracts                                  $   182,950    $    24,475    $    26,842   $   454,750
                                                                             ===========    ===========    ===========   ===========

7. PURCHASES AND SALES OF INVESTMENTS

                                                                                               MML            MML
                                                                                MML           Money         Managed          MML
   For The Year Ended                                                          Equity         Market          Bond          Blend
   December 31, 1997                                                          Division       Division       Division       Division
   -----------------                                                        -----------    -----------    -----------    -----------
   Cost of purchases                                                        $10,305,615      5,506,266    $ 1,520,691    $18,208,479
   Proceeds from sales                                                       19,377,756      6,214,960      3,210,649     36,368,065

8.   NET INCREASE (DECREASE) IN ACCUMULATION UNITS

      Variable Annuity Fund 4 Contracts


                                                                                 MML                 MML
                                                              MML               Money              Managed                MML
                                                            Equity              Market               Bond                Blend
      For the Year Ended December 31, 1997                 Division            Division            Division            Division
      ------------------------------------               ------------        ------------        ------------        ------------
      Units purchased                                          12,886               9,284               4,161              18,677
      Units withdrawn                                        (109,962)           (255,951)            (95,987)           (501,192)
      Units transferred between divisions                      (3,063)             62,543             (29,721)             (3,475)
                                                         ------------        ------------        ------------        ------------
      Net decrease                                           (100,139)           (184,124)           (121,547)           (485,990)
      Units, at beginning of the year                       1,373,330           1,157,488             553,694           3,071,677
                                                         ------------        ------------        ------------        ------------
      Units, at end of the year                             1,273,191             973,364             432,147           2,585,687
                                                         ============        ============        ============        ============
                                                                                 MML                 MML
                                                              MML               Money              Managed                MML
                                                            Equity              Market               Bond                Blend
      For the Year Ended December 31, 1996                 Division            Division            Division            Division
      ------------------------------------               ------------        ------------        ------------        ------------
      Units purchased                                           5,682              75,720               4,193              33,807
      Units withdrawn                                        (144,918)           (151,393)            (81,113)           (610,402)
      Units transferred between divisions                      40,087              29,636             (40,519)            (49,992)
                                                         ------------        ------------        ------------        ------------
      Net decrease                                            (99,149)            (46,037)           (117,439)           (626,587)
      Units, at beginning of the year                       1,472,479           1,203,525             671,133           3,698,264
                                                         ------------        ------------        ------------        ------------
      Units, at end of the year                             1,373,330           1,157,488             553,694           3,071,677
                                                         ============        ============        ============        ============

      Flex-Annuity IV Contracts

                                                                                  MML                MML
                                                              MML                Money             Managed                MML
                                                            Equity               Market              Bond                Blend
      For the Year Ended December 31, 1997                 Division            Division            Division             Division
      ------------------------------------               ------------        ------------        ------------        ------------
      Units purchased                                         329,886             219,786              72,450           1,364,806
      Units withdrawn                                      (1,945,969)         (1,580,385)           (474,106)         (6,749,621)
      Units transferred between divisions                     175,415           1,009,628            (185,864)           (688,140)
      Units transferred to annuity reserves                    (2,848)               --                  --               (13,335)
                                                         ------------        ------------        ------------        ------------
      Net decrease                                         (1,443,516)           (350,971)           (587,520)         (6,086,290)
      Units, at beginning of the year                      14,317,232           4,615,046           3,717,153          54,207,831
                                                         ------------        ------------        ------------        ------------
      Units at end of the year                             12,873,716           4,264,075           3,129,633          48,121,541
                                                         ============        ============        ============        ============

                                                                                  MML                 MML
                                                              MML                Money              Managed               MML
                                                            Equity               Market               Bond               Blend
      For the Year Ended December 31, 1996                 Division            Division            Division            Division
      ------------------------------------               ------------        ------------        ------------        ------------
      Units purchased                                         388,620             480,230             100,612           1,783,209
      Units withdrawn                                      (1,589,083)         (1,319,030)           (594,986)         (8,303,737)
      Units transferred between divisions                     236,790             212,673             (75,046)           (479,440)
      Units transferred to annuity reserves                    (1,327)               --                  --               (42,964)
                                                         ------------        ------------        ------------        ------------
      Net decrease                                           (965,000)           (626,127)           (569,420)         (7,042,932)
      Units, at beginning of the year                      15,282,232           5,241,173           4,286,573          61,250,763
                                                         ------------        ------------        ------------        ------------
      Units, at end of the year                            14,317,232           4,615,046           3,717,153          54,207,831
                                                         ============        ============        ============        ============

9. CONSOLIDATED MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 1

   As discussed in Note 1, the financial statements only represent activity of the Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) segment of the Massachusetts Mutual Variable Annuity Separate Account 1. The combined net assets as of December 31, 1997 for Massachusetts Mutual Variable Annuity Separate Account 1, which includes the segments pertaining to the Variable Annuity Fund 4, Flex-Annuity IV (Qualified) and Flex Extra (Qualified) are as follows:

                                               MML             MML                        *Oppenheimer   *Oppenheimer  *Oppenheimer
                                MML           Money          Managed         MML             Capital        Global       Strategic
                               Equity         Market          Bond          Blend         Appreciation    Securities       Bond
                              Division       Division       Division       Division         Division       Division      Division
                          ---------------- ------------- -------------- ---------------- -------------- -------------- -------------
Total assets               $1,681,068,834   $81,866,648   $126,726,663   $1,996,744,040   $307,002,156   $201,046,413   $66,249,794
Total liabilities               6,473,624       304,046        468,183        6,404,412        985,390        670,005       185,390
                          ---------------- ------------- -------------- ---------------- -------------- -------------- -------------
Net assets                 $1,674,595,210   $81,562,601   $126,258,480   $1,990,339,628   $306,016,766   $200,376,408   $66,064,404
                          ================ ============= ============== ================ ============== ============== =============
Net assets consist of:
Accumulation units--Value  $1,673,535,433   $81,469,025   $126,048,573   $1,988,168,324   $305,981,239   $200,355,611   $66,037,957
Annuity reserves                1,059,777        93,576        209,907        2,171,304         35,527         20,797        26,447
                          ---------------  ------------- -------------- ---------------- -------------- -------------- -------------
Net assets                 $1,674,595,210   $81,562,601   $126,258,480   $1,990,339,628   $306,016,766   $200,376,408   $66,064,404
                          ================ ============= ============== ================ ============== ============== =============

*Offered on the Flex Extra (Qualified) Contracts only.

Report Of Independent Accountants

To the Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 1 and the Board of Directors of Massachusetts Mutual Life Insurance Company

We have audited the statements of assets and liabilities of the MML Equity Division, MML Money Market Division, MML Managed Bond Division and MML Blend Division of the Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) segments of Massachusetts Mutual Variable Annuity Separate Account 1 as of December 31, 1997, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test a basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of December 31, 1997 by examination of the records of MML Series Investment Fund. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the MML Equity Division, MML Money Market Division, MML Managed Bond Division and MML Blend Division of the Variable Annuity Fund 4 and Flex-Annuity IV (Qualified) segments of Massachusetts Mutual Variable Annuity Separate Account 1 at December 31, 1997, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                         Coopers & Lybrand L.L.P.



Springfield, Massachusetts
February 3, 1998